Equity and Partners' Capital - Equity Offerings Table (details) (Western Gas Partners [Member], USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
	Dec. 31, 2013		Sep. 30, 2013	May 31, 2013		Jun. 30, 2012		Sep. 30, 2011		Mar. 31, 2011		Jan. 31, 2014 Subsequent Event [Member]	May 31, 2013 Common Units [Member] Option on Securities [Member]	Sep. 30, 2011 Common Units [Member] Option on Securities [Member]	Mar. 31, 2011 Common Units [Member] Option on Securities [Member]	Jan. 31, 2014 Common Units [Member] Option on Securities [Member] Subsequent Event [Member]	Dec. 31, 2013 General Partner [Member]		May 31, 2013 General Partner [Member]		Jun. 30, 2012 General Partner [Member]		Sep. 30, 2011 General Partner [Member]		Mar. 31, 2011 General Partner [Member]		Jan. 31, 2014 General Partner [Member] Subsequent Event [Member]
Capital Unit [Line Items]
Common units Issued	4,500,000	[1],[2]		7,015,000	[1]	5,000,000	[1]	5,750,000	[1]	3,852,813	[1]		915,000	750,000	302,813	300,000
General partner units issued																	91,837	[2],[3]	143,163	[3]	102,041	[3]	117,347	[3]	78,629	[3]	6,122
Price per unit	$ 61.51	[2]		$ 61.18		$ 43.88		$ 35.86		$ 35.15
Underwriting discount and other offering expenses	$ 8,716	[2]		$ 13,203		$ 7,468		$ 7,655		$ 5,621
Net proceeds to WES	$ 273,728	[2]	$ 202,748	$ 424,733		$ 216,409				$ 132,569		$ 18,300

[1]	Includes the issuance of 302,813 WES common units, 750,000 WES common units and 915,000 WES common units pursuant to the full exercise of the underwriters’ over-allotment option granted in connection with the March 2011, September 2011 and May 2013 equity offerings, respectively.
[2]	Excludes the issuance of 300,000 WES common units on January 3, 2014, pursuant to the partial exercise of the underwriters’ over-allotment option, and the corresponding issuance of 6,122 general partner units of WES to WES GP in exchange for WES GP’s proportionate capital contribution to maintain its 2.0% general partner interest. Total net proceeds for the partial exercise of the underwriters’ over-allotment option (including the WES GP’s proportionate capital contribution) were $18.3 million.
[3]	Represents general partner units of WES issued to WES GP in exchange for WES GP’s proportionate capital contribution to maintain its 2.0% general partner interest.